Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Fibrocell Science, Inc.	Fibrocell Science, Inc.
Entity Central Index Key	0000357097	0000357097
Document Type	S-1	S-1
Document Period End Date	Jun. 30, 2012	Dec. 31, 2011
Amendment Flag	false	false
Document Fiscal Year Focus	2012	2011
Document Fiscal Period Focus	Q2	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company